Revenue and Deferred Revenue - Schedule of Contract liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 4,132	$ 883	$ 269
Deferred revenue, noncurrent	566	134	$ 13
Total Deferred revenue	$ 4,698	$ 1,017